Operating expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Employee costs	$ 26,943	$ 16,144
Office, insurance and other expenses	4,177	5,171
Professional services	4,980	3,845
Total general administration and business development costs	36,100	25,160
Share-based compensation expense	18,400	4,300
Stock options
Disclosure of attribution of expenses by nature to their function [line items]
Mark-to-Market adjustments	$ 12,500	$ 1,500